Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon ETF Trust
Entity Central Index Key	0001493580
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000228810 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Ultra Short Income ETF
Class Name	BNY Mellon Ultra Short Income ETF
Trading Symbol	BKUI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Ultra Short Income ETF (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-383-2696
Additional Information Website	bny.com/investments/etfliterature
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Ultra Short Income ETF*	$12	0.12%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon ETF Investment Adviser, LLC. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 12	[1]
Expense Ratio, Percent	0.12%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended June 30, 2026, the Fund’s shares returned 4.03% on a net asset value basis and 4.03% on a market price basis.
  In comparison, the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”) returned 3.84% for the same period.
What affected the Fund’s performance?
  Ultra-short fixed-income securities gained ground during the reporting period, as interest income and the market’s short duration offset price declines caused by rising one-year U.S. Treasury yields.
  The strongest contributors to the Fund’s performance relative to the Index included exposure to money market securities and floating-rate securities.
  Exposure to investment-grade corporate securities also contributed positively, supported by yield carry and continued resiliency in the credit markets.
  No factors significantly detracted from the Fund’s relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform since its inception?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from August 9, 2021 through June 30, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index) and ICE BofA 3-Month U.S. Treasury Bill Index on 8/9/2021, the Fund’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 6/30/26 )
	1YR	SINCE INCEPTION (August 9, 2021)
BNY Mellon Ultra Short Income ETF - NAV Return	4.03%	3.54%
Bloomberg U.S. Aggregate Bond Index (broad-based index)	3.79%	-0.03%
ICE BofA 3-Month U.S. Treasury Bill Index	3.84%	3.60%

Performance Inception Date	Aug. 09, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2025
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/etfliterature.
Net Assets	$ 575,000,000
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 396,586
Investment Company Portfolio Turnover	13.55%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$575	157	$396,586	13.55%

Holdings [Text Block]	Portfolio Holdings (as of 6/30/26 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective October 31, 2025, BNY Mellon ETF Investment Adviser, LLC (the “Adviser”) has contractually agreed, until at least October 31, 2026, to assume the direct expenses of the Fund so that the Fund’s total annual operating expenses (including acquired fund fees and expenses (if any)) (excluding payments under the Fund’s 12b-1 plan (if any), interest expenses (if any), taxes, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with any securities lending program adopted by the Fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) do not exceed 0.12% of the Fund’s average daily net assets. Prior to October 31, 2026, this expense limitation agreement may only be terminated by the Fund’s board. On or after October 31, 2026, the Adviser may terminate this expense limitation agreement at any time.
This is a summary of certain changes to the Fund since July 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated October 31, 2025 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.

Material Fund Change Expenses [Text Block]
Effective October 31, 2025, BNY Mellon ETF Investment Adviser, LLC (the “Adviser”) has contractually agreed, until at least October 31, 2026, to assume the direct expenses of the Fund so that the Fund’s total annual operating expenses (including acquired fund fees and expenses (if any)) (excluding payments under the Fund’s 12b-1 plan (if any), interest expenses (if any), taxes, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with any securities lending program adopted by the Fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) do not exceed 0.12% of the Fund’s average daily net assets. Prior to October 31, 2026, this expense limitation agreement may only be terminated by the Fund’s board. On or after October 31, 2026, the Adviser may terminate this expense limitation agreement at any time.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated October 31, 2025 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.

Updated Prospectus Phone Number	1-833-383-2696
Updated Prospectus Web Address	bny.com/investments/etfliterature

[1]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon ETF Investment Adviser, LLC. If this agreement is not extended in the future, expenses could be higher.